UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS U.S. LARGE CAP EQUITY FUND

FORM N-Q

AUGUST 31, 2018

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	August 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.7%
Lear Corp.	31,743	$5,148,715

Hotels, Restaurants & Leisure - 1.2%
Las Vegas Sands Corp.	21,410	1,400,642
McDonald’s Corp.	30,974	5,024,912
Royal Caribbean Cruises Ltd.	23,010	2,820,566

Total Hotels, Restaurants & Leisure		9,246,120

Household Durables - 0.9%
NVR Inc.	1,125	3,002,006	*
PulteGroup Inc.	79,258	2,215,261
Toll Brothers Inc.	34,000	1,231,820

Total Household Durables		6,449,087

Internet & Direct Marketing Retail - 2.5%
Amazon.com Inc.	8,850	17,812,483	*
Qurate Retail Inc.	54,953	1,142,473	*

Total Internet & Direct Marketing Retail		18,954,956

Media - 1.4%
CBS Corp., Class B Shares, Non Voting Shares	24,100	1,277,782
Comcast Corp., Class A Shares	185,021	6,843,927
Walt Disney Co.	24,000	2,688,480

Total Media		10,810,189

Multiline Retail - 0.2%
Target Corp.	19,583	1,713,513

Specialty Retail - 5.6%
Foot Locker Inc.	58,614	2,889,670
Gap Inc.	51,241	1,555,164
Home Depot Inc.	76,330	15,324,774
Lowe’s Cos. Inc.	66,308	7,210,995
Ross Stores Inc.	49,293	4,721,284
Signet Jewelers Ltd.	50,000	3,210,000
TJX Cos. Inc.	67,857	7,462,234

Total Specialty Retail		42,374,121

Textiles, Apparel & Luxury Goods - 1.0%
Michael Kors Holdings Ltd.	40,500	2,941,110	*
PVH Corp.	33,805	4,839,524

Total Textiles, Apparel & Luxury Goods		7,780,634

TOTAL CONSUMER DISCRETIONARY		102,477,335

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 4.3%
Beverages - 1.9%
Coca-Cola Co.	82,136	$3,660,801
PepsiCo Inc.	93,987	10,527,484

Total Beverages		14,188,285

Food & Staples Retailing - 1.0%
Walgreens Boots Alliance Inc.	25,113	1,721,747
Walmart Inc.	64,924	6,223,615

Total Food & Staples Retailing		7,945,362

Household Products - 0.5%
Kimberly-Clark Corp.	15,705	1,814,556
Procter & Gamble Co.	25,000	2,073,750

Total Household Products		3,888,306

Tobacco - 0.9%
Altria Group Inc.	53,000	3,101,560
Philip Morris International Inc.	44,627	3,475,997

Total Tobacco		6,577,557

TOTAL CONSUMER STAPLES		32,599,510

ENERGY - 4.6%
Energy Equipment & Services - 0.4%
Baker Hughes a GE Co.	64,692	2,132,895
Noble Corp. PLC	175,058	1,067,854	*

Total Energy Equipment & Services		3,200,749

Oil, Gas & Consumable Fuels - 4.2%
Chevron Corp.	40,000	4,738,400
Exxon Mobil Corp.	89,210	7,151,966
HollyFrontier Corp.	28,879	2,152,063
Marathon Oil Corp.	78,000	1,677,780
Marathon Petroleum Corp.	73,315	6,033,091
Valero Energy Corp.	87,034	10,259,568

Total Oil, Gas & Consumable Fuels		32,012,868

TOTAL ENERGY		35,213,617

FINANCIALS - 16.3%
Banks - 7.1%
Bank of America Corp.	180,000	5,567,400
BB&T Corp.	27,331	1,411,919
Citigroup Inc.	126,562	9,016,277
Citizens Financial Group Inc.	51,000	2,099,160
Huntington Bancshares Inc.	210,000	3,404,100
JPMorgan Chase & Co.	142,539	16,332,119
Regions Financial Corp.	356,535	6,938,171

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	SHARES	VALUE
Banks - (continued)
SunTrust Banks Inc.	25,417	$1,869,674
TCF Financial Corp.	69,108	1,751,888
Wells Fargo & Co.	102,000	5,964,960

Total Banks		54,355,668

Capital Markets - 1.6%
Ameriprise Financial Inc.	35,467	5,034,895
Franklin Resources Inc.	43,908	1,393,640
Lazard Ltd., Class A Shares	26,000	1,251,640
State Street Corp.	48,323	4,199,752

Total Capital Markets		11,879,927

Consumer Finance - 2.8%
American Express Co.	11,802	1,250,776
Capital One Financial Corp.	64,919	6,432,824
Discover Financial Services	83,764	6,543,644
Santander Consumer USA Holdings, Inc.	79,907	1,724,393
Synchrony Financial	161,429	5,112,456

Total Consumer Finance		21,064,093

Diversified Financial Services - 1.0%
Berkshire Hathaway Inc., Class B Shares	35,500	7,409,560

Insurance - 3.8%
Aflac Inc.	116,876	5,404,346
Allstate Corp.	35,312	3,551,328
Assurant Inc.	14,264	1,466,624
Assured Guaranty Ltd.	48,177	1,962,731
Axis Capital Holdings Ltd.	36,914	2,123,293
Everest Re Group Ltd.	11,502	2,565,176
Fidelity National Financial Inc.	67,117	2,691,392
First American Financial Corp.	29,487	1,676,631
Lincoln National Corp.	46,783	3,068,029
Old Republic International Corp.	62,088	1,377,112
Travelers Cos. Inc.	21,016	2,765,706

Total Insurance		28,652,368

TOTAL FINANCIALS		123,361,616

HEALTH CARE - 14.0%
Biotechnology - 3.8%
AbbVie Inc.	68,040	6,530,479
Alexion Pharmaceuticals Inc.	6,360	777,446	*
Amgen Inc.	37,786	7,550,020
Biogen Inc.	18,592	6,572,086	*
Celgene Corp.	7,166	676,829	*

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Exelixis Inc.	52,539	$987,208	*
Gilead Sciences Inc.	60,460	4,578,636
Vertex Pharmaceuticals Inc.	8,102	1,494,009	*

Total Biotechnology		29,166,713

Health Care Equipment & Supplies - 1.3%
Baxter International Inc.	85,197	6,336,101
Edwards Lifesciences Corp.	23,132	3,336,560

Total Health Care Equipment & Supplies		9,672,661

Health Care Providers & Services - 4.1%
Aetna Inc.	17,470	3,498,717
Cigna Corp.	31,090	5,855,491
Express Scripts Holding Co.	49,855	4,388,237	*
Humana Inc.	13,508	4,501,676
UnitedHealth Group Inc.	35,999	9,664,291
WellCare Health Plans Inc.	10,000	3,025,700	*

Total Health Care Providers & Services		30,934,112

Life Sciences Tools & Services - 0.7%
Bruker Corp.	69,690	2,479,570
Charles River Laboratories International Inc.	23,428	2,893,593	*

Total Life Sciences Tools & Services		5,373,163

Pharmaceuticals - 4.1%
Endo International PLC	317,390	5,443,238	*
Johnson & Johnson	54,000	7,273,260
Merck & Co. Inc.	101,242	6,944,189
Perrigo Co. PLC	18,500	1,415,435
Pfizer Inc.	176,293	7,319,685
Zoetis Inc.	30,938	2,802,983

Total Pharmaceuticals		31,198,790

TOTAL HEALTH CARE		106,345,439

INDUSTRIALS - 9.4%
Aerospace & Defense - 3.3%
Boeing Co.	38,697	13,264,944
Lockheed Martin Corp.	9,870	3,162,447
Northrop Grumman Corp.	27,747	8,282,202

Total Aerospace & Defense		24,709,593

Airlines - 1.1%
Southwest Airlines Co.	142,623	8,742,790

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	SHARES	VALUE
Building Products - 0.4%
Masco Corp.	38,000	$1,442,860
USG Corp.	37,585	1,619,913

Total Building Products		3,062,773

Commercial Services & Supplies - 0.7%
Waste Management Inc.	56,432	5,129,669

Electrical Equipment - 0.2%
Eaton Corp. PLC	17,668	1,468,918

Industrial Conglomerates - 1.3%
3M Co.	11,000	2,320,120
General Electric Co.	100,000	1,294,000
Honeywell International Inc.	40,427	6,430,319

Total Industrial Conglomerates		10,044,439

Machinery - 1.2%
Allison Transmission Holdings Inc.	34,955	1,735,865
Caterpillar Inc.	23,686	3,288,801
Illinois Tool Works Inc.	30,869	4,287,087

Total Machinery		9,311,753

Professional Services - 0.3%
Manpowergroup Inc.	21,371	2,003,104

Road & Rail - 0.9%
Union Pacific Corp.	45,299	6,822,935

TOTAL INDUSTRIALS		71,295,974

INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 1.9%
Cisco Systems Inc.	299,513	14,307,736

Electronic Equipment, Instruments & Components - 0.5%
CDW Corp.	27,377	2,397,130
Jabil Inc.	52,000	1,537,120

Total Electronic Equipment, Instruments & Components		3,934,250

Internet Software & Services - 5.2%
Alphabet Inc., Class A Shares	11,800	14,535,240	*
Alphabet Inc., Class C Shares	3,780	4,604,758	*
eBay Inc.	111,000	3,841,710	*
Facebook Inc., Class A Shares	77,833	13,677,593	*
Twitter Inc.	77,573	2,729,018	*

Total Internet Software & Services		39,388,319

IT Services - 3.4%
Cognizant Technology Solutions Corp., Class A Shares	19,033	1,492,758
Genpact Ltd.	163,600	5,012,704
International Business Machines Corp.	5,690	833,472

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	SHARES	VALUE
IT Services - (continued)
Mastercard Inc., Class A Shares	35,000	$7,544,600
PayPal Holdings Inc.	19,352	1,786,770	*
Sabre Corp.	40,964	1,069,570
Total System Services Inc.	32,337	3,141,216
Visa Inc., Class A Shares	32,000	4,700,480

Total IT Services		25,581,570

Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials Inc.	72,202	3,106,130
Intel Corp.	80,000	3,874,400
KLA-Tencor Corp.	13,500	1,568,835
Maxim Integrated Products Inc.	137,524	8,316,076
QUALCOMM Inc.	22,693	1,559,236
Skyworks Solutions Inc.	13,226	1,207,534
Texas Instruments Inc.	77,222	8,679,753
Xilinx Inc.	25,349	1,972,913

Total Semiconductors & Semiconductor Equipment		30,284,877

Software - 6.4%
Adobe Systems Inc.	44,922	11,837,396	*
Citrix Systems Inc.	38,993	4,445,982
Intuit Inc.	13,237	2,905,124
Microsoft Corp.	208,059	23,371,268
Oracle Corp.	58,000	2,817,640
VMware Inc., Class A Shares	22,337	3,423,369	*

Total Software		48,800,779

Technology Hardware, Storage & Peripherals - 5.3%
Apple Inc.	161,393	36,737,888
HP Inc.	98,546	2,429,159
Xerox Corp.	47,000	1,309,420

Total Technology Hardware, Storage & Peripherals		40,476,467

TOTAL INFORMATION TECHNOLOGY		202,773,998

MATERIALS - 3.4%
Chemicals - 1.0%
Air Products & Chemicals Inc.	15,595	2,593,293
Huntsman Corp.	48,748	1,486,326
LyondellBasell Industries NV, Class A Shares	29,000	3,270,620

Total Chemicals		7,350,239

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	SHARES	VALUE
Containers & Packaging - 1.0%
Packaging Corp. of America	17,822	$1,958,994
Sealed Air Corp.	79,498	3,188,665
WestRock Co.	38,259	2,107,306

Total Containers & Packaging		7,254,965

Metals & Mining - 1.4%
Alcoa Corp.	27,704	1,237,538
Freeport-McMoRan Inc.	103,091	1,448,429
Newmont Mining Corp.	47,183	1,464,088
Steel Dynamics Inc.	149,296	6,827,306

Total Metals & Mining		10,977,361

TOTAL MATERIALS		25,582,565

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Apple Hospitality REIT Inc.	74,372	1,312,666
Brandywine Realty Trust	80,050	1,341,638
CoreCivic Inc.	57,022	1,476,300
CubeSmart	50,120	1,531,166
Kimco Realty Corp.	83,086	1,421,601
Liberty Property Trust	32,286	1,412,512
Mid-America Apartment Communities Inc.	35,000	3,624,600
Prologis Inc.	36,291	2,438,029
Retail Properties of America Inc., Class A Shares	216,101	2,750,966
VEREIT Inc.	250,000	1,955,000
Weingarten Realty Investors	115,000	3,556,950

Total Equity Real Estate Investment Trusts (REITs)		22,821,428

Real Estate Management & Development - 0.2%
CBRE Group Inc., Class A Shares	36,922	1,802,163	*

TOTAL REAL ESTATE		24,623,591

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
AT&T Inc.	69,265	2,212,324
Verizon Communications Inc.	57,000	3,099,090

Total Diversified Telecommunication Services		5,311,414

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems Inc.	51,389	1,543,726

TOTAL TELECOMMUNICATION SERVICES		6,855,140

UTILITIES - 2.9%
Electric Utilities - 2.1%
American Electric Power Co. Inc.	55,169	3,957,272
Edison International	62,931	4,136,455
Entergy Corp.	32,135	2,686,165

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY		SHARES	VALUE
Electric Utilities - (continued)
FirstEnergy Corp.		103,709	$3,876,642
PG&E Corp.		29,561	1,365,127

Total Electric Utilities			16,021,661

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.		132,845	1,788,094

Multi-Utilities - 0.6%
Ameren Corp.		25,214	1,594,281
CenterPoint Energy Inc.		101,864	2,830,801

Total Multi-Utilities			4,425,082

TOTAL UTILITIES			22,234,837

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $459,254,009)			753,363,622

	RATE
SHORT-TERM INVESTMENTS - 0.7%
Invesco Treasury Portfolio, Institutional Class (Cost - $5,111,736)	1.867%	5,111,736	5,111,736

TOTAL INVESTMENTS - 99.9% (Cost - $464,365,745)			758,475,358
Other Assets in Excess of Liabilities - 0.1%			912,636

TOTAL NET ASSETS - 100.0%			$759,387,994

*	Non-income producing security.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$753,363,622	—	—	$753,363,622
Short-Term Investments†	5,111,736	—	—	5,111,736

Total Investments	$758,475,358	—	—	$758,475,358

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018